PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		$ 1,085,779,876	$ 1,169,862,116
Less: Accumulated depreciation		291,849,362	295,223,230
Property, plant and equipment, net before construction in progress		793,930,514	874,638,886
Property, plant and equipment, net		863,093,184	1,102,562,325
Depreciation expense		112,894,150	93,501,714	82,730,940
Impairment of long-lived assets for the period	6,437,716	202,756,739	6,437,716
Phase I Sichuan polysilicon factory
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		200,791,337
Impairment of long-lived assets for the period		194,694,559
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		256,337,827	239,802,732
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		129,294	124,360
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		812,802,994	912,832,256
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		3,245,386	5,040,204
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		13,264,375	12,062,564
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		69,162,670	227,923,439
Power station built for generating electricity business, portion included in Buildings, Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		$ 16,800,000